Balance Sheet Components - Additional information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Balance Sheet Components [Line Items]
Amortization of intangible assets	$ 42	$ 42	$ 125	$ 125	$ 167	$ 69
Property And Equipment
Balance Sheet Components [Line Items]
Depreciation and amortization	$ 280	$ 207	$ 788	$ 612	$ 853	$ 1,100